DESCRIPTION OF BUSINESS	12 Months Ended
Feb. 28, 2014
Notes to Financial Statements
NOTE 1 - DESCRIPTION OF BUSINESS

We provide an end-to-end, data driven mobile engagement and analytics solution that empowers brands, agencies and media companies to drive customer engagement, loyalty and sales.  Our proprietary, scalable and user friendly AD LIFE® software-as-a service platform (“AD LIFE Platform” or the “Platform”) creates measurable, real-time, one-to-one relationships between companies and their current or prospective customers, using text messages, multimedia messages (“MMS”), mobile web sites, mobile applications, mobile coupons, quick response (“QR”) codes and via mobile advertising from a single, scalable, self-service access point. The Platform enables customers to quickly plan, create, test, deploy, monitor, measure and optimize interactive mobile marketing and advertising programs throughout the campaign lifecycle across nearly every major mobile channel.  We also provide business-to-consumer utilities including national mobile couponing solutions, strategic mobile healthcare tools, custom mobile application development, and consumer data tracking and analytics.

The AD LIFE Platform features a rich analytics engine that sources real-time campaign data, in addition to third party and client information, to personalize mobile advertising and marketing campaigns, thereby increasing the effectiveness of these messages and the likelihood of re-engagement. The Platform automatically tracks mobile phone numbers through interactions across nearly every major mobile channel, capturing and applying additional data to build a more complete consumer profile.  Hipcricket’s current database consists of detailed profiles on millions of mobile phone numbers, which, by employing third party data, can be turned into virtually unlimited segments. These data help advertisers understand the most effective use of advertising resources and help optimize their marketing spend.

Our products service marketers, brands, and agencies in many vertical markets, including automotive, retail, consumer products, food and beverage, media and broadcast, pharmaceutical and restaurant brands. We have delivered over 400,000 campaigns since 2004, across hundreds of customers including Fortune 100 and other established brand clients. We generate revenue primarily through license fees, content development fees, messaging campaign fees, and fees associated with various add-on promotional applications in the Platform. Additional revenue is generated by platform administration and professional service fees related to the mobilization of client content and implementation of marketing campaigns through the Platform.

Our portfolio of patents covers technical processes and methods related to behavioral targeting — the automatic provision of customized content to individuals based on information such as past web activity, personal preferences, geography, or demographic data.  As of February 28, 2014, we owned 21 U.S. patents.

Liquidity, Business Risks and Uncertainties

As of February 28, 2014 and 2013, we had accumulated deficits of $133.6 million and $111.4 million, respectively. We are subject to the risks and challenges associated with companies at a similar stage of development including dependence on key individuals, successful development and marketing of our products and services, integration of recent business combinations, competition from substitute products and services and larger companies with greater financial, technical management and marketing resources. Any of the following factors could have a significant negative effect on our future financial position, results of operations and cash flows: unanticipated fluctuations in quarterly operating results, adverse changes in our relationship with significant customers or failure to secure contracts with other customers, intense competition, failure to attract and retain key personnel, failure to protect  intellectual property, decrease in the migration trends from traditional advertising methods to digital and mobile media and the inability to manage growth.

We will likely require additional financing to execute our key business strategies and fund operations, those funds may not be readily available or may not be on terms that are favorable to us. Certain financing terms could be dilutive to existing shareholders or could result in significant interest or other costs, or require us to license or relinquish certain intellectual property rights. If sources of capital are unavailable, or are available only on a limited basis or under unacceptable terms, then we could be required to substantially reduce or discontinue our investments in new customers and new products; reduce selling, marketing, general and administrative costs related to our continuing operations; or limit the scope of our continuing operations, which would raise substantial doubt about our ability to continue as a going concern. Due to the nature of our operations and financial commitments we may not have the discretion to reduce operations in an orderly manner to a more sustainable level without impacting future operations. Our financial statements for the year ended February 28, 2014 contained in this report have been prepared assuming that we will continue as a going concern. Our financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In January 2014, we retained the corporate advisory services of Canaccord Genuity to explore and evaluate strategic alternatives with a view to enhancing shareholder value. We intend to consider a full range of strategic alternatives, including possible acquisitions or dispositions of assets, joint ventures, strategic investments, sale of the company or other potential transactions.  We have not set a timetable for completion of the strategic review, and there can be no assurance the process will result in a transaction or pursuit of any strategic alternative.

On October 4, 2013, we closed a $9.6 million financing transaction with 13 investors, each of which is an “accredited investor” within the meaning of the Securities Act of 1933. The investors purchased units of our securities at $0.40 per unit.  We received net proceeds of $9.0 million, reflecting approximately $581,000 in fees and costs associated with the financing. Each unit consisted of one share of our common stock and a warrant to purchase 0.3 shares of our common stock. An aggregate of 23,875,000 shares of our common stock and warrants to purchase up to 7,162,500 shares of our common stock were purchased in the financing. The warrants have a five year term and an exercise price of $0.60 per share. In connection with the financing, we also entered into a registration rights agreement with each investor pursuant to which we have agreed to file and maintain effectiveness of a registration statement covering the resale of all of the shares of common stock and shares of common stock underlying the warrants sold in the financing. We filed a registration statement on Form S-1 with the SEC on November 4, 2013. The registration statement was declared effective on November 8, 2013.

In May 2013, we secured an accounts receivable credit facility from Silicon Valley Bank (“SVB”) to help fund our working capital needs, which was amended and restated on November 25, 2013 (the “Amended Agreement”), and further amended on March 31, 2014 (See Note 12). The revolving loan facility has a two-year term and allows us to borrow up to $5.0 million based upon a formula equal to 90% of eligible accounts receivable, decreasing to 80% of eligible accounts receivable plus the least of (i) 80% of Eligible 120 Day Accounts as defined in the Amended Agreement, (ii) $1,000,000, and (iii) 30% of the sum of all eligible accounts plus Eligible 120 Day Accounts after December 31, 2013 and the satisfaction of conditions specified in the Amended Agreement. The facility is secured by substantially all of our assets. During fiscal year 2014, amounts drawn under the facility accrued annual interest at the prime rate plus 0.75% during a Streamline Period, as defined in the Amended Agreement, and at the prime rate plus 1.25% when a Streamline Period was not in effect. As of the February 28, 2014, we had drawn $2.2 million from this line of credit and had approximately $1.9 million available based on our outstanding accounts receivable as of that date.

We are required to deliver periodic reports to SVB regarding our ability to meet certain financial and other covenants contained in the Amended Agreement. In late July 2013, we delivered a report to SVB indicating that as of June 30, 2013, we had breached the minimum tangible net worth covenant and began discussions of a forbearance or waiver agreement with SVB. On November 25, 2013, we entered into the Amended Agreement with SVB. The Amended Agreement retained substantially the same terms as the original loan and security agreement, except the borrowing base was amended as described above and the collateral securing the loan facility was expanded to include our intellectual property. In connection with the execution of the Amended Agreement, we obtained a waiver of the covenant default. Although we continue to be current with all principal and interest payments under the loan agreement, as of January 31, 2014, we again breached the minimum tangible net worth covenant.  On March 31, 2014 we entered into a forbearance and amendment to the Amended Agreement with SVB, pursuant to which SVB agreed to forbear from taking any action to enforce its rights or remedies under the Amended Agreement until April 15, 2014. The forbearance agreement also increased the interest rate of borrowing under the Amended Agreement to prime rate plus 3.75% during a Streamline Period and to prime rate plus 4.25% when a Streamline Period is not in effect.  As of May 1, 2014, we had not regained compliance with the minimum tangible net worth covenant and are in further forbearance discussions with SVB. SVB is currently continuing to allow us to draw on the line of credit during these discussions.

In September 2012, we adopted a restructuring plan which included reducing the number of employees, slowing the pace of investments in our IP portfolio and minimizing variable expenses. We have restructured overall corporate overhead expenses in order to focus our business around our mobile marketing and advertising technology and services. Consistent with this plan, during fiscal year 2014 we settled a majority of our patent litigation cases, while taking actions designed to protect the value of our IP, streamlined personnel and variable costs, downsized our Tucson division which was primarily involved with development and monetization of our IP, and solidified the management team by appointing new personnel with extensive experience in the mobile marketing and advertising space to lead our sales and engineering teams.  We have made substantial improvements in lowering our operating expenses and lowering our cash paid for purchases of patents and patent defense costs, compared to the same period one year ago.  We intend to continue our efforts to minimize cash spend and identify additional costs savings opportunities while carefully investing our resources and protecting our strategic assets to strengthen our position in the mobile marketing and mobile advertising industry.

We currently do not meet the minimum $75 million public float requirement for use of Form S-3 registration for primary sales of our common stock. Until such time as we satisfy the $75 million public float and other requirements for use of Form S-3 registration, we will be required to use a registration statement on Form S-1 to register any public offering of our securities with the SEC or must issue such securities in a private placement or other transaction exempt from registration under federal securities law, which could increase the cost of raising capital.